Financial assets at fair value through profit or loss (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss non-current	$ 53,686
Total Financial assets at fair value through profit or loss current	565,669	477,984
Shares [Member]
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss non-current	53,686
Negotiable Instruments [Member]
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss current	130,868	150,616
Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss current	$ 434,801	$ 327,368